Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 21, 2022
Entity Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001452937
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 21, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 21, 2022
Prospectus Date	rr_ProspectusDate	Mar. 21, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
India Internet & Ecommerce ETF | India Internet & Ecommerce ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	INQQ